Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	405,414,191.61	20,949
Yield Supplement Overcollateralization Amount 06/30/26	20,201,663.17	0
Receivables Balance 06/30/26	425,615,854.78	20,949
Principal Payments	20,718,903.73	532
Defaulted Receivables	552,866.18	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	18,757,041.12	0
Pool Balance at 07/31/26	385,587,043.75	20,392

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.29%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	8,268,023.94	298
Past Due 61-90 days	2,572,443.49	90
Past Due 91-120 days	790,921.50	29
Past Due 121+ days	0.00	0
Total	11,631,388.93	417

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Delinquency Trigger Occurred	NO

Recoveries	624,251.29
Aggregate Net Losses/(Gains) - July 2026	(71,385.11)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.20%
Prior Net Losses/(Gains) Ratio	1.17%
Second Prior Net Losses/(Gains) Ratio	0.52%
Third Prior Net Losses/(Gains) Ratio	0.68%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.52%
Weighted Average Contract Rate, Yield Adjusted	10.69%
Weighted Average Remaining Term	39.58

Flow of Funds	$ Amount
Collections	23,998,097.72
Investment Earnings on Cash Accounts	14,160.05
Servicing Fee	(354,679.88)
Transfer to Collection Account	-
Available Funds	23,657,577.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,506,652.61
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	13,665,354.10
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,073,564.92

Total Distributions of Available Funds	23,657,577.89

Servicing Fee	354,679.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	399,252,397.85
Principal Paid	19,827,147.86
Note Balance @ 08/17/26	379,425,249.99

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2b
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-3
Note Balance @ 07/15/26	253,952,397.85
Principal Paid	19,827,147.86
Note Balance @ 08/17/26	234,125,249.99
Note Factor @ 08/17/26	54.6383314%

Class A-4
Note Balance @ 07/15/26	89,800,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	89,800,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	37,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	37,000,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	18,500,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	18,500,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,756,865.11
Total Principal Paid	19,827,147.86
Total Paid	21,584,012.97

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.62539%
Coupon	4.05539%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.27000%
Interest Paid	1,115,274.28
Principal Paid	19,827,147.86
Total Paid to A-3 Holders	20,942,422.14

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4256797
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0895463
Total Distribution Amount	17.5152260

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.6027404
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.2710568
Total A-3 Distribution Amount	48.8737972

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	689.22
Noteholders' Principal Distributable Amount	310.78

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	3,080,896.88
Investment Earnings	9,325.81
Investment Earnings Paid	(9,325.81)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88